Segmented Reporting - Summary of Segment Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 5,947	$ 6,502
Purchased power	2,875	3,427
Operation, maintenance and administration	1,014	1,043
Depreciation and amortization	810	769
Income before financing charges and income taxes	1,248	1,263
Capital investments	1,556	1,691
Total assets	25,751	25,310
Goodwill	325	327
Transmission [Member]
Segment Reporting Information [Line Items]
Revenues	1,581	1,587
Purchased power	0	0
Operation, maintenance and administration	391	410
Depreciation and amortization	420	390
Income before financing charges and income taxes	770	787
Capital investments	968	988
Total assets	13,612	13,083
Goodwill	157	159
Distribution [Member]
Segment Reporting Information [Line Items]
Revenues	4,366	4,915
Purchased power	2,875	3,427
Operation, maintenance and administration	599	613
Depreciation and amortization	390	379
Income before financing charges and income taxes	502	496
Capital investments	588	703
Total assets	9,279	9,393
Goodwill	168	168
Other [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Purchased power	0	0
Operation, maintenance and administration	24	20
Depreciation and amortization	0	0
Income before financing charges and income taxes	(24)	(20)
Capital investments	0	0
Total assets	$ 2,860	$ 2,834